Property, Plant and Equipment (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) m²	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥) m²
Property, Plant and Equipment [Line Items]
Interest Costs Capitalized				¥ 2,059
Building [Member]
Property, Plant and Equipment [Line Items]
Area of Real Estate Property	17,180				17,180
Land [Member]
Property, Plant and Equipment [Line Items]
Area of Real Estate Property	43,878				43,878
Property, Plant and Equipment [Member] | Use Rights [Member]
Property, Plant and Equipment [Line Items]
Pledged Assets, Not Separately Reported, Real Estate	$ 2,840		¥ 100,659		¥ 18,398